UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/12 (Unaudited)

COMMON STOCKS (98.8%)(a)
			Shares	Value

Aerospace and defense (4.2%)

Embraer SA ADR (Brazil)(S)			41,500	$1,158,265

Honeywell International, Inc.			87,600	5,364,624

Precision Castparts Corp.			27,837	4,817,750

United Technologies Corp.			34,100	2,665,256

				14,005,895
Air freight and logistics (1.1%)

FedEx Corp.			40,000	3,679,600

				3,679,600
Auto components (1.4%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)			143,700	1,562,019

Johnson Controls, Inc.			66,700	1,717,525

Tenneco, Inc.(NON)			44,338	1,354,526

				4,634,070
Beverages (2.0%)

Beam, Inc.			8,800	488,928

Coca-Cola Enterprises, Inc.			125,400	3,942,576

PepsiCo, Inc.			34,700	2,402,628

				6,834,132
Biotechnology (—%)

Dendreon Corp.(NON)(S)			36,176	137,469

				137,469
Capital markets (1.8%)

Charles Schwab Corp. (The)(S)			182,100	2,472,918

Invesco, Ltd.			143,500	3,489,920

				5,962,838
Chemicals (4.1%)

Albemarle Corp.			23,700	1,306,107

Celanese Corp. Ser. A			98,937	3,758,617

Dow Chemical Co. (The)			39,700	1,163,210

FMC Corp.			33,200	1,776,864

GSE Holding, Inc.(NON)			94,076	748,845

Monsanto Co.			59,100	5,086,737

				13,840,380
Commercial services and supplies (1.1%)

Tyco International, Ltd.			141,388	3,799,096

				3,799,096
Communications equipment (3.7%)

Cisco Systems, Inc.			108,212	1,854,754

Polycom, Inc.(NON)			157,000	1,573,140

Qualcomm, Inc.			152,948	8,958,929

				12,386,823
Computers and peripherals (11.6%)

Apple, Inc.			47,290	28,142,279

EMC Corp.(NON)			249,200	6,085,464

NetApp, Inc.(NON)			34,100	917,290

SanDisk Corp.(NON)			93,552	3,906,732

				39,051,765
Consumer finance (0.7%)

Capital One Financial Corp.			40,282	2,423,768

				2,423,768
Diversified financial services (1.6%)

Bank of America Corp.			168,500	1,570,420

Citigroup, Inc.			56,000	2,093,840

Moody's Corp.			33,600	1,618,176

				5,282,436
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)			108,589	802,473

				802,473
Electrical equipment (0.4%)

Thermon Group Holdings, Inc.(NON)			50,018	1,242,447

				1,242,447
Energy equipment and services (5.0%)

Cameron International Corp.(NON)			67,100	3,397,944

Halliburton Co.			49,300	1,591,897

National Oilwell Varco, Inc.			33,900	2,498,430

Oil States International, Inc.(NON)			49,300	3,603,830

Schlumberger, Ltd.			83,500	5,805,755

Seadrill Partners, LLC (Units) (United Kingdom)(NON)(S)			1,981	47,643

				16,945,499
Food and staples retail (1.1%)

Costco Wholesale Corp.			19,300	1,899,699

Walgreen Co.			47,500	1,673,425

				3,573,124
Food products (1.2%)

Hershey Co. (The)			19,400	1,335,690

Hillshire Brands Co.			21,960	571,180

Mead Johnson Nutrition Co.			35,000	2,158,100

				4,064,970
Health-care equipment and supplies (4.5%)

Baxter International, Inc.			88,100	5,517,703

Covidien PLC			91,000	5,000,450

GenMark Diagnostics, Inc.(NON)			105,679	900,385

St. Jude Medical, Inc.			29,100	1,113,366

Zimmer Holdings, Inc.			40,500	2,600,505

				15,132,409
Health-care providers and services (3.1%)

Aetna, Inc.(S)			53,500	2,337,950

Catamaran Corp. (Canada)(NON)			35,600	1,678,896

CIGNA Corp.			53,015	2,703,765

Express Scripts Holding Co.(NON)			62,900	3,870,866

				10,591,477
Hotels, restaurants, and leisure (3.1%)

Las Vegas Sands Corp.			52,400	2,433,456

McDonald's Corp.			27,300	2,369,640

Penn National Gaming, Inc.(NON)(S)			35,498	1,435,184

Starbucks Corp.			89,900	4,126,410

				10,364,690
Household products (1.5%)

Colgate-Palmolive Co.(S)			27,800	2,917,888

Procter & Gamble Co. (The)			29,600	2,049,504

				4,967,392
Independent power producers and energy traders (0.6%)

Calpine Corp.(NON)			113,900	2,004,640

				2,004,640
Insurance (1.6%)

Aon PLC			28,900	1,559,155

Fidelity National Financial, Inc. Class A			82,300	1,762,043

Prudential PLC (United Kingdom)			152,232	2,091,855

				5,413,053
Internet and catalog retail (3.4%)

Amazon.com, Inc.(NON)			21,200	4,935,784

HomeAway, Inc.(NON)(S)			34,600	889,566

Priceline.com, Inc.(NON)			10,050	5,766,389

				11,591,739
Internet software and services (3.7%)

eBay, Inc.(NON)			81,500	3,935,635

Google, Inc. Class A(NON)			12,603	8,567,141

				12,502,776
IT Services (2.6%)

Cognizant Technology Solutions Corp.(NON)			12,600	839,790

Computer Sciences Corp.			27,100	825,195

Total Systems Services, Inc.			58,900	1,324,661

Visa, Inc. Class A(S)			41,900	5,814,044

				8,803,690
Life sciences tools and services (1.2%)

Agilent Technologies, Inc.			41,100	1,479,189

Thermo Fisher Scientific, Inc.			43,200	2,637,792

				4,116,981
Machinery (3.2%)

Cummins, Inc.			29,500	2,760,610

Eaton Corp.(S)			79,400	3,749,268

Navistar International Corp.(NON)(S)			31,200	585,000

Timken Co.			49,721	1,963,482

Wabtec Corp.			20,700	1,695,330

				10,753,690
Marine (0.5%)

Kirby Corp.(NON)			31,700	1,822,116

				1,822,116
Media (3.5%)

Comcast Corp. Class A			97,500	3,657,225

DISH Network Corp. Class A			40,000	1,425,200

Interpublic Group of Companies, Inc. (The)			192,500	1,944,250

Time Warner, Inc.			107,300	4,662,185

				11,688,860
Metals and mining (1.4%)

Barrick Gold Corp. (Canada)			38,200	1,547,100

Carpenter Technology Corp.			31,600	1,536,076

Rio Tinto PLC (United Kingdom)			18,447	919,792

Walter Energy, Inc.			19,500	681,720

				4,684,688
Multiline retail (2.1%)

Dollar General Corp.(NON)			79,068	3,844,286

J.C. Penney Co., Inc.(S)			14,700	352,947

Nordstrom, Inc.			49,700	2,821,469

				7,018,702
Oil, gas, and consumable fuels (3.3%)

Anadarko Petroleum Corp.			51,137	3,518,737

Cabot Oil & Gas Corp.			40,700	1,912,086

Cobalt International Energy, Inc.(NON)			37,047	770,948

Noble Energy, Inc.			38,400	3,648,384

Suncor Energy, Inc. (Canada)			32,800	1,100,832

				10,950,987
Pharmaceuticals (2.9%)

Auxilium Pharmaceuticals, Inc.(NON)			40,800	835,584

Elan Corp. PLC ADR (Ireland)(NON)(S)			55,712	601,690

Eli Lilly & Co.			55,700	2,708,691

Jazz Pharmaceuticals PLC(NON)(S)			21,500	1,155,195

Shire PLC ADR (United Kingdom)			16,700	1,409,313

Watson Pharmaceuticals, Inc.(NON)			35,200	3,025,440

				9,735,913
Professional services (1.0%)

Nielsen Holdings NV(NON)			54,300	1,570,356

Verisk Analytics, Inc. Class A(NON)			37,100	1,892,100

				3,462,456
Real estate investment trusts (REITs) (1.3%)

American Campus Communities, Inc.			29,400	1,332,114

American Tower Corp. Class A			38,200	2,876,078

				4,208,192
Real estate management and development (0.8%)

CBRE Group, Inc. Class A(NON)			85,600	1,542,512

Realogy Holdings Corp.(NON)			31,224	1,109,701

				2,652,213
Semiconductors and semiconductor equipment (2.0%)

ASML Holding NV (NY Reg Shares) (Netherlands)(S)			3,200	175,904

Avago Technologies, Ltd. (Singapore)			91,015	3,006,225

Texas Instruments, Inc.			67,200	1,887,648

Xilinx, Inc.(S)			55,400	1,814,904

				6,884,681
Software (5.3%)

Microsoft Corp.			156,767	4,473,346

Oracle Corp.			180,200	5,595,210

Salesforce.com, Inc.(NON)(S)			20,700	3,021,786

SS&C Technologies Holdings, Inc.(NON)			60,700	1,458,621

Synopsys, Inc.(NON)			55,800	1,796,760

VMware, Inc. Class A(NON)(S)			18,300	1,551,291

				17,897,014
Specialty retail (2.2%)

Bed Bath & Beyond, Inc.(NON)			36,200	2,088,016

Lowe's Cos., Inc.			68,500	2,218,030

TJX Cos., Inc. (The)			73,600	3,063,968

				7,370,014
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.			41,900	2,348,495

				2,348,495
Tobacco (2.1%)

Lorillard, Inc.			15,800	1,832,958

Philip Morris International, Inc.			57,900	5,127,622

				6,960,580

Total common stocks (cost $287,696,351)				$332,594,233

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Nielsen Holdings NV $3.125 cv. pfd.			9,362	$509,351

United Technologies Corp. $3.75 cv. pfd.(NON)			12,500	679,750

Total convertible preferred stocks (cost $1,182,821)				$1,189,101

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$ 106.10	163,930	$64,916

Total warrants (cost $165,569)				$64,916

SHORT-TERM INVESTMENTS (6.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)			18,892,875	$18,892,875

Putnam Money Market Liquidity Fund 0.16%(AFF)			3,168,809	3,168,809

U.S. Treasury Bills with an effective yield of 0.192%, March 7, 2013			$119,000	118,945

U.S. Treasury Bills with an effective yield of 0.179%, July 25, 2013(SEG)			107,000	106,872

U.S. Treasury Bills with an effective yield of 0.154%, May 2, 2013			12,000	11,991

U.S. Treasury Bills with effective yields ranging from 0.104% to 0.106%, January 10, 2013			107,000	106,983

Total short-term investments (cost $22,406,430)				$22,406,475

TOTAL INVESTMENTS

Total investments (cost $311,451,171)(b)				$356,254,725

FUTURES CONTRACTS OUTSTANDING at 10/31/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	15	$792,150	Dec-12	$(16,826)

Total				$(16,826)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $336,599,841.
(b)	The aggregate identified cost on a tax basis is $311,582,523, resulting in gross unrealized appreciation and depreciation of $58,641,442 and $13,969,240, respectively, or net unrealized appreciation of $44,672,202.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$7,024,511	$18,471,624	$22,327,326	$1,595	$3,168,809
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $18,614,944. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $18,892,875, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$55,016,570	$—	$—
Consumer staples	26,400,198	—	—
Energy	27,896,486	—	—
Financials	23,850,645	2,091,855	—
Health care	39,714,249	—	—
Industrials	38,765,300	—	—
Information technology	97,526,749	—	—
Materials	17,605,276	919,792	—
Telecommunication services	802,473	—	—
Utilities	2,004,640	—	—
Total common stocks	329,582,586	3,011,647	—
Convertible preferred stocks	679,750	509,351	—
Warrants	64,916	—	—
Short-term investments	3,168,809	19,237,666	—

Totals by level	$333,496,061	$22,758,664	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(16,826)	$—	$—

Totals by level	$(16,826)	$—	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$64,916	$16,826

Total	$64,916	$16,826

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/12 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Aerospace and defense (4.9%)

Embraer SA ADR (Brazil)	6,591	$183,955

Esterline Technologies Corp.(NON)	3,069	177,358

General Dynamics Corp.	10,270	699,182

Honeywell International, Inc.	45,930	2,812,753

L-3 Communications Holdings, Inc.	26,093	1,925,663

Northrop Grumman Corp.(S)	31,963	2,195,538

Precision Castparts Corp.	2,609	451,540

Raytheon Co.	5,031	284,553

United Technologies Corp.	20,763	1,622,836

		10,353,378
Air freight and logistics (0.8%)

FedEx Corp.	9,979	917,968

United Parcel Service, Inc. Class B	10,481	767,733

		1,685,701
Auto components (0.4%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	16,946	184,203

BorgWarner, Inc.(NON)	1,220	80,300

Johnson Controls, Inc.	23,983	617,562

		882,065
Automobiles (0.4%)

Ford Motor Co.(S)	59,365	662,513

General Motors Co.(NON)(S)	3,464	88,332

Tesla Motors, Inc.(NON)(S)	5,850	164,561

		915,406
Beverages (1.3%)

Beam, Inc.	4,633	257,409

Coca-Cola Co. (The)	7,253	269,667

Coca-Cola Enterprises, Inc.	58,204	1,829,934

PepsiCo, Inc.	6,018	416,686

		2,773,696
Biotechnology (1.2%)

Affymax, Inc.(NON)(S)	20,457	466,215

Amgen, Inc.	9,863	853,593

Celgene Corp.(NON)	3,749	274,877

Dendreon Corp.(NON)(S)	27,013	102,649

Gilead Sciences, Inc.(NON)	8,641	580,330

United Therapeutics Corp.(NON)(S)	5,948	271,645

		2,549,309
Building products (0.4%)

Fortune Brands Home & Security, Inc.(NON)	15,582	443,152

Owens Corning, Inc.(NON)(S)	11,537	387,528

		830,680
Capital markets (1.3%)

Ameriprise Financial, Inc.	4,969	290,041

BlackRock, Inc.	908	172,229

Blackstone Group LP (The)	7,840	120,422

Charles Schwab Corp. (The)(S)	30,408	412,941

Franklin Resources, Inc.	2,782	355,540

Invesco, Ltd.	14,401	350,232

KKR & Co. LP	8,416	126,661

State Street Corp.	18,351	817,904

		2,645,970
Chemicals (2.2%)

Albemarle Corp.	4,080	224,849

Celanese Corp. Ser. A	10,570	401,554

CF Industries Holdings, Inc.	1,133	232,480

Dow Chemical Co. (The)(S)	22,400	656,320

E.I. du Pont de Nemours & Co.	2,580	114,862

Eastman Chemical Co.	6,560	388,614

FMC Corp.(S)	2,320	124,166

LyondellBasell Industries NV Class A (Netherlands)(S)	11,950	638,011

Monsanto Co.	12,450	1,071,572

Mosaic Co. (The)	4,951	259,135

Tronox, Ltd. Class A(S)	22,535	459,489

		4,571,052
Commercial banks (2.3%)

BB&T Corp.	11,213	324,616

Comerica, Inc.	3,119	92,977

Fifth Third Bancorp	14,721	213,896

First Horizon National Corp.(S)	3,986	37,110

PNC Financial Services Group, Inc.	8,460	492,287

Regions Financial Corp.	22,628	147,535

SunTrust Banks, Inc.	8,522	231,798

Wells Fargo & Co.	94,483	3,183,132

Zions Bancorp.	3,008	64,582

		4,787,933
Commercial services and supplies (1.1%)

ADT Corp. (The)(NON)	7,385	306,551

Iron Mountain, Inc.	1,630	56,398

Republic Services, Inc.	14,087	399,366

Tyco International, Ltd.	57,894	1,555,612

		2,317,927
Communications equipment (1.7%)

Cisco Systems, Inc.	97,389	1,669,247

F5 Networks, Inc.(NON)	984	81,160

Qualcomm, Inc.	30,430	1,782,437

		3,532,844
Computers and peripherals (6.1%)

Apple, Inc.	15,656	9,316,886

EMC Corp.(NON)	68,877	1,681,976

Hewlett-Packard Co.(S)	38,703	536,037

NetApp, Inc.(NON)	9,345	251,381

SanDisk Corp.(NON)(S)	26,392	1,102,130

		12,888,410
Construction and engineering (0.2%)

Fluor Corp.	5,803	324,098

		324,098
Consumer finance (1.3%)

American Express Co.	2,798	156,604

Capital One Financial Corp.	24,047	1,446,908

Discover Financial Services	27,249	1,117,209

SLM Corp.	7,755	136,333

		2,857,054
Containers and packaging (—%)

Berry Plastics Group, Inc.(NON)	1,730	24,514

Sealed Air Corp.(S)	3,180	51,580

		76,094
Distributors (—%)

Genuine Parts Co.(S)	1,252	78,350

		78,350
Diversified financial services (4.3%)

Bank of America Corp.	124,417	1,159,566

Citigroup, Inc.	76,484	2,859,737

CME Group, Inc.	3,702	207,053

IntercontinentalExchange, Inc.(NON)	682	89,342

JPMorgan Chase & Co.	90,872	3,787,545

Moody's Corp.(S)	15,689	755,582

Nasdaq OMX Group, Inc. (The)	5,659	134,741

NYSE Euronext	7,539	186,666

		9,180,232
Diversified telecommunication services (2.4%)

AT&T, Inc.	61,981	2,143,923

CenturyLink, Inc.	3,501	134,368

Verizon Communications, Inc.	60,663	2,707,996

		4,986,287
Electric utilities (2.0%)

American Electric Power Co., Inc.	15,928	707,840

Duke Energy Corp.	10,864	713,656

Edison International	12,653	593,932

Exelon Corp.	4,689	167,772

NextEra Energy, Inc.	14,460	1,013,068

Southern Co. (The)	13,379	626,672

XCEL Energy, Inc.	16,321	461,068

		4,284,008
Electronic equipment, instruments, and components (0.2%)

TE Connectivity, Ltd.(S)	12,359	397,713

		397,713
Energy equipment and services (2.4%)

Baker Hughes, Inc.	6,800	285,396

Cameron International Corp.(NON)	9,700	491,208

Halliburton Co.(S)	38,800	1,252,852

Nabors Industries, Ltd.(NON)(S)	35,700	481,593

National Oilwell Varco, Inc.	4,000	294,800

Petrofac, Ltd. (United Kingdom)	12,011	311,680

Schlumberger, Ltd.	28,800	2,002,464

		5,119,993
Food and staples retail (1.7%)

Costco Wholesale Corp.	4,623	455,042

CVS Caremark Corp.	13,035	604,824

Kroger Co. (The)(S)	18,594	468,941

Wal-Mart Stores, Inc.(S)	22,309	1,673,621

Walgreen Co.	13,479	474,865

		3,677,293
Food products (1.7%)

Archer Daniels-Midland Co.	7,966	213,807

Bunge, Ltd.	433	30,756

Dean Foods Co.(NON)	7,017	118,166

General Mills, Inc.	9,951	398,836

H.J. Heinz Co.	605	34,794

Hershey Co. (The)	4,789	329,723

Hillshire Brands Co.	4,450	115,745

Hormel Foods Corp.(S)	2,298	67,860

JM Smucker Co. (The)(S)	1,898	162,545

Kraft Foods Group, Inc.(NON)	10,868	494,277

McCormick & Co., Inc. Class A (Non Voting Shares)(S)	2,211	136,242

Mead Johnson Nutrition Co.	7,673	473,117

Mondelez International, Inc. Class A	31,855	845,432

Tyson Foods, Inc. Class A	4,831	81,209

WhiteWaves Foods Co. Class A(NON)	4,407	72,583

		3,575,092
Health-care equipment and supplies (1.8%)

Baxter International, Inc.(S)	15,141	948,281

Boston Scientific Corp.(NON)	31,914	164,038

CareFusion Corp.(NON)	12,750	338,640

Covidien PLC	14,391	790,785

Globus Medical, Inc. Class A(NON)(S)	3,810	65,380

Intuitive Surgical, Inc.(NON)	442	239,661

Medtronic, Inc.	5,912	245,821

St. Jude Medical, Inc.	13,055	499,484

Stryker Corp.	1,748	91,945

Zimmer Holdings, Inc.(S)	6,838	439,068

		3,823,103
Health-care providers and services (2.1%)

Aetna, Inc.(S)	11,264	492,237

Catamaran Corp. (Canada)(NON)(S)	9,018	425,289

CIGNA Corp.	9,725	495,975

Express Scripts Holding Co.(NON)	14,161	871,468

Humana, Inc.	8,425	625,725

Metropolitan Health Networks, Inc.(NON)	30,293	331,102

UnitedHealth Group, Inc.	22,948	1,285,088

		4,526,884
Health-care technology (0.1%)

Allscripts Healthcare Solutions, Inc.(NON)	22,252	287,496

		287,496
Hotels, restaurants, and leisure (1.6%)

Las Vegas Sands Corp.	6,987	324,476

McDonald's Corp.(S)	20,647	1,792,160

Penn National Gaming, Inc.(NON)(S)	10,329	417,601

Starbucks Corp.	8,096	371,606

Wyndham Worldwide Corp.	10,957	552,233

		3,458,076
Household durables (0.5%)

D.R. Horton, Inc.(S)	23,716	497,087

Harman International Industries, Inc.	612	25,661

Newell Rubbermaid, Inc.	26,594	548,900

SodaStream International, Ltd. (Israel)(NON)(S)	1,966	70,285

		1,141,933
Household products (1.7%)

Colgate-Palmolive Co.	2,784	292,209

Energizer Holdings, Inc.	1,863	135,943

Procter & Gamble Co. (The)	44,678	3,093,505

		3,521,657
Independent power producers and energy traders (0.3%)

AES Corp. (The)(NON)	33,227	347,222

Calpine Corp.(NON)	20,407	359,163

		706,385
Industrial conglomerates (0.7%)

General Electric Co.	66,470	1,399,858

		1,399,858
Insurance (3.8%)

ACE, Ltd.(S)	6,970	548,191

Aflac, Inc.	14,111	702,446

Allstate Corp. (The)	11,910	476,162

American International Group, Inc.(NON)	22,482	785,296

Aon PLC	7,991	431,114

Assured Guaranty, Ltd.	23,231	322,679

Berkshire Hathaway, Inc. Class B(NON)	14,296	1,234,460

Chubb Corp. (The)	6,154	473,735

Hartford Financial Services Group, Inc. (The)(S)	18,993	412,338

Marsh & McLennan Cos., Inc.	12,290	418,229

MetLife, Inc.	23,819	845,336

Prudential Financial, Inc.	7,666	437,345

Travelers Cos., Inc. (The)	8,040	570,358

XL Group PLC	14,448	357,444

		8,015,133
Internet and catalog retail (1.4%)

Amazon.com, Inc.(NON)	7,416	1,726,593

HomeAway, Inc.(NON)(S)	11,144	286,512

Priceline.com, Inc.(NON)	1,833	1,051,720

		3,064,825
Internet software and services (2.1%)

eBay, Inc.(NON)	26,596	1,284,321

Google, Inc. Class A(NON)	4,541	3,086,836

		4,371,157
IT Services (3.1%)

Cognizant Technology Solutions Corp.(NON)	10,489	699,092

Computer Sciences Corp.	28,353	863,349

Fidelity National Information Services, Inc.	12,787	420,309

IBM Corp.	12,132	2,360,038

Visa, Inc. Class A(S)	16,497	2,289,124

		6,631,912
Leisure equipment and products (0.4%)

Hasbro, Inc.(S)	21,854	786,525

		786,525
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.	8,892	320,023

Thermo Fisher Scientific, Inc.	10,783	658,410

		978,433
Machinery (1.2%)

Cummins, Inc.	4,043	378,344

Eaton Corp.(S)	9,313	439,760

Joy Global, Inc.	2,289	142,948

Navistar International Corp.(NON)(S)	13,533	253,744

Pall Corp.	1,466	92,299

Parker Hannifin Corp.(S)	7,840	616,694

Stanley Black & Decker, Inc.(S)	8,260	572,418

Xylem, Inc.	2,943	71,397

		2,567,604
Media (3.6%)

Comcast Corp. Class A	60,167	2,256,864

DIRECTV(NON)	14,905	761,795

DISH Network Corp. Class A	16,235	578,453

Interpublic Group of Companies, Inc. (The)	12,043	121,634

News Corp. Class A	39,416	942,831

Time Warner Cable, Inc.	3,925	389,007

Time Warner, Inc.(S)	31,685	1,376,713

Walt Disney Co. (The)	25,359	1,244,366

		7,671,663
Metals and mining (0.8%)

Allied Nevada Gold Corp.(NON)(S)	2,094	77,310

BHP Billiton PLC (United Kingdom)	5,656	180,982

First Quantum Minerals, Ltd. (Canada)	2,161	48,575

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	18,253	709,677

Kinross Gold Corp. (Canada)	8,037	80,290

Newmont Mining Corp.	4,735	258,294

Rio Tinto PLC (United Kingdom)	3,814	190,171

Walter Energy, Inc.(S)	6,955	243,147

		1,788,446
Multi-utilities (0.9%)

Ameren Corp.	3,624	119,157

Consolidated Edison, Inc.	3,748	226,304

Dominion Resources, Inc.	11,944	630,404

National Grid PLC ADR (United Kingdom)(S)	3,342	190,527

PG&E Corp.	5,190	220,679

SCANA Corp.(S)	4,835	237,302

Sempra Energy	2,617	182,536

		1,806,909
Multiline retail (1.3%)

Dollar General Corp.(NON)	7,178	348,994

Macy's, Inc.	18,172	691,808

Nordstrom, Inc.	12,229	694,240

Target Corp.	14,888	949,110

		2,684,152
Oil, gas, and consumable fuels (8.5%)

Anadarko Petroleum Corp.	24,195	1,664,858

EXCO Resources, Inc.(S)	23,565	190,877

Exxon Mobil Corp.	85,506	7,795,582

HollyFrontier Corp.	3,100	119,753

Marathon Oil Corp.	54,791	1,647,017

Noble Energy, Inc.	18,129	1,722,436

Royal Dutch Shell PLC ADR (United Kingdom)	17,815	1,219,971

Southwestern Energy Co.(NON)(S)	44,796	1,554,421

Spectra Energy Corp.	20,800	600,496

Suncor Energy, Inc. (Canada)	44,681	1,502,175

		18,017,586
Paper and forest products (0.5%)

International Paper Co.(S)	16,520	591,912

MeadWestvaco Corp.	15,269	453,337

		1,045,249
Personal products (0.3%)

Avon Products, Inc.(S)	42,002	650,611

		650,611
Pharmaceuticals (6.5%)

Abbott Laboratories	20,635	1,352,005

Auxilium Pharmaceuticals, Inc.(NON)(S)	14,764	302,367

Bristol-Myers Squibb Co.	10,041	333,863

Eli Lilly & Co.	33,070	1,608,194

Johnson & Johnson(S)	50,177	3,553,535

Merck & Co., Inc.	56,758	2,589,868

Pfizer, Inc.	137,765	3,426,216

Watson Pharmaceuticals, Inc.(NON)(S)	8,327	715,706

		13,881,754
Professional services (0.2%)

Verisk Analytics, Inc. Class A(NON)	10,084	514,284

		514,284
Real estate investment trusts (REITs) (1.9%)

American Tower Corp. Class A(R)	10,957	824,953

Boston Properties, Inc.(R)	4,388	466,444

Equity Residential Trust(R)	9,297	533,741

HCP, Inc.(R)	5,552	245,954

Prologis, Inc.(R)	14,170	485,889

Public Storage(R)	1,700	235,671

Simon Property Group, Inc.(R)	6,934	1,055,424

Ventas, Inc.(R)	1,947	123,187

Vornado Realty Trust(R)	1,378	110,529

		4,081,792
Real estate management and development (0.1%)

Realogy Holdings Corp.(NON)(S)	7,969	283,218

		283,218
Semiconductors and semiconductor equipment (2.1%)

Broadcom Corp. Class A(NON)	5,332	168,145

Cymer, Inc.(NON)	8,199	653,378

First Solar, Inc.(NON)(S)	28,543	693,880

Intel Corp.(S)	37,349	807,672

Texas Instruments, Inc.(S)	47,078	1,322,421

Xilinx, Inc.(S)	25,577	837,903

		4,483,399
Software (3.5%)

Autodesk, Inc.(NON)	1,910	60,814

Citrix Systems, Inc.(NON)	1,544	95,435

Electronic Arts, Inc.(NON)	3,840	47,424

Microsoft Corp.	165,592	4,725,168

Oracle Corp.	49,056	1,523,189

Salesforce.com, Inc.(NON)(S)	2,540	370,789

Symantec Corp.(NON)	14,967	272,250

VMware, Inc. Class A(NON)(S)	4,832	409,609

		7,504,678
Specialty retail (1.5%)

AutoZone, Inc.(NON)	627	235,125

Bed Bath & Beyond, Inc.(NON)	18,841	1,086,749

Best Buy Co., Inc.(S)	6,150	93,542

CarMax, Inc.(NON)	2,844	95,985

GameStop Corp. Class A(S)	1,903	43,445

Limited Brands, Inc.(S)	2,573	123,221

Lowe's Cos., Inc.(S)	14,349	464,621

O'Reilly Automotive, Inc.(NON)	1,621	138,887

PetSmart, Inc.	338	22,440

Staples, Inc.(S)	9,079	104,545

TJX Cos., Inc. (The)	19,710	820,527

		3,229,087
Textiles, apparel, and luxury goods (0.5%)

Coach, Inc.(S)	12,008	673,048

NIKE, Inc. Class B	4,998	456,717

		1,129,765
Tobacco (3.0%)

Altria Group, Inc.	47,281	1,503,536

Lorillard, Inc.	8,277	960,215

Philip Morris International, Inc.	43,471	3,849,792

		6,313,543
Water utilities (0.1%)

American Water Works Co., Inc.	6,626	243,439

		243,439
Wireless telecommunication services (0.3%)

Sprint Nextel Corp.(NON)(S)	99,876	553,313

		553,313

Total common stocks (cost $196,431,697)		$206,454,454

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.	122	$122,305

United Technologies Corp. $3.75 cv. pfd.	6,928	376,745

Total convertible preferred stocks (cost $484,260)		$499,050

SHORT-TERM INVESTMENTS (18.8%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.159%, February 7, 2013(SEG)(SEGSF)	$419,000	$418,872

Putnam Cash Collateral Pool, LLC 0.21%(d)	33,720,359	33,720,359

Putnam Money Market Liquidity Fund 0.16%(AFF)	5,820,297	5,820,297

Total short-term investments (cost $39,959,474)		$39,959,528

TOTAL INVESTMENTS

Total investments (cost $236,875,431)(b)		$246,913,032

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $1,838,778) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG
	Euro	Sell	11/21/12	$1,843,818	$1,838,778	$(5,040)

Total						$(5,040)

FUTURES CONTRACTS OUTSTANDING at 10/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index (Long)	6	$2,110,200	Dec-12	$(28,823)

Total				$(28,823)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $212,449,140.
(b)	The aggregate identified cost on a tax basis is $237,918,188, resulting in gross unrealized appreciation and depreciation of $19,345,848 and $10,351,004, respectively, or net unrealized appreciation of $8,994,844.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,337,767	$12,692,623	$11,210,093	$1,635	$5,820,297
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $33,026,175.
The fund received cash collateral of $33,720,359, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $811 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,040 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $19,992.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$25,041,847	$—	$—
Consumer staples	20,511,892	—	—
Energy	22,825,899	311,680	—
Financials	31,851,332	—	—
Health care	26,046,979	—	—
Industrials	19,993,530	—	—
Information technology	39,810,113	—	—
Materials	7,109,688	371,153	—
Telecommunication services	5,539,600	—	—
Utilities	7,040,741	—	—
Total common stocks	205,771,621	682,833	—
Convertible preferred stocks	376,745	122,305	—
Short-term investments	5,820,297	34,139,231	—

Totals by level	$211,968,663	$34,944,369	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(5,040)	$—
Futures contracts	(28,823)	—	—

Totals by level	$(28,823)	$(5,040)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$5,040
Equity contracts	—	28,823

Total	$—	$33,863

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012